Insurance Contracts - Summary of Interest rate risk (Detail) - Interest rate risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Insurance contracts issued [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase insurance contracts	[1],[2]	₩ 203,182	₩ 220,772
Increase decrease in profit loss due to reasonably possible decrease insurance contracts	[1],[2]	(230,613)	(575,881)
Increase decrease in equity due to reasonably possible increase insurance contracts	[1],[2]	2,796,438	3,062,364
Increase decrease in equity due to reasonably possible decrease insurance contracts	[1],[2]	(3,410,414)	(4,227,958)
Reinsurance contracts held [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Increase decrease in profit loss due to reasonably possible increase reinsurance contracts	[1],[2]	6	(149)
Increase decrease in profit loss due to reasonably possible decrease reinsurance contracts	[1],[2]	213	254
Increase decrease in equity due to reasonably possible increase reinsurance contracts	[1],[2]	12,520	6,480
Increase decrease in equity due to reasonably possible decrease reinsurance contracts	[1],[2]	₩ (15,470)	₩ (8,498)

[1]	For insurance contracts (original insurance and accepted reinsurance) and reinsurance contracts, the impacts are on liability for remaining coverage.
[2]	No shocks were applied to the risk adjustment within the fulfillment cash flows.